Inventories (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Inventories [Line Items]
Finished products	$ 83,163,323	$ 83,843,751
In process products	3,539,351	3,109,463
Raw material	129,926,627	127,732,091
In transit raw material	10,556,865	8,488,881
Materials and products	6,494,675	6,206,087
Realizable net value estimate and obsolescence	(1,246,380)	(1,318,036)
Total	$ 232,434,461	$ 228,062,237